GEOGRAPHIC AREAS AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2015
GEOGRAPHIC AREAS AND MAJOR CUSTOMERS [Abstract]
GEOGRAPHIC AREAS AND MAJOR CUSTOMERS

NOTE 11        -        GEOGRAPHIC AREAS AND MAJOR CUSTOMERS

A.      Sales by Geographic Area (as Percentage of Total Sales):

	Year ended December 31,
	2 0 1 5	2 0 1 4	2 0 1 3
	%	%	%
Taiwan, R.O.C.	44	45	52
USA	14	26	15
Korea	19	11	6
Germany	7	8	12
Other	16	10	15
Total	100	100	100

B.      Sales by Major Customers (as Percentage of Total Sales):

	Year ended December 31,
	2 0 1 5	2 0 1 4	2 0 1 3
	%	%	%

Customer A	31	36	44
Customer B	14	9	5
Customer C	13	21	14
Others	42	34	37
Total	100	100	100

C.        Assets by Location:

Substantially all fixed assets are located in Israel.